UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21470

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

July 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 107.4%

Security	Shares	Value
Aerospace & Defense — 3.0%
Boeing Co. (The)	64,000	$6,726,400
United Technologies Corp.(1)	290,000	30,615,300

		$37,341,700

Automobiles — 2.3%
Honda Motor Co., Ltd.	323,500	$11,982,780
Toyota Motor Corp.	273,000	16,612,227

		$28,595,007

Beverages — 1.6%
Anheuser-Busch InBev NV(1)	212,000	$20,386,196

		$20,386,196

Capital Markets — 1.6%
Credit Suisse Group AG(1)(2)	686,341	$20,160,428

		$20,160,428

Chemicals — 4.8%
BASF SE	113,645	$10,072,179
CF Industries Holdings, Inc.	31,111	6,098,067
E.I. du Pont de Nemours & Co.	35,695	2,059,245
LyondellBasell Industries N.V., Class A(1)	282,000	19,376,220
PPG Industries, Inc.(1)	145,000	23,263,800

		$60,869,511

Commercial Banks — 14.0%
Bank Pekao SA	250,000	$12,832,646
Barclays PLC	2,070,000	9,043,797
BNP Paribas	370,000	23,989,779
Commonwealth Bank of Australia	60,000	3,999,333
DNB ASA	406,998	6,770,588
Mitsubishi UFJ Financial Group, Inc.	2,110,000	13,088,343
Mizuho Financial Group, Inc.	6,600,000	13,726,813
Natixis	3,500,000	17,884,814
PNC Financial Services Group, Inc. (The)(1)	373,088	28,373,342
Powszechna Kasa Oszczednosci Bank Polski SA(2)	1,500,000	17,459,279
Wells Fargo & Co.	705,461	30,687,553

		$177,856,287

Communications Equipment — 0.8%
Cisco Systems, Inc.	400,000	$10,220,000

		$10,220,000

Construction & Engineering — 1.5%
Impregilo SpA	1,977,965	$8,502,561
Vinci SA	200,000	10,818,172

		$19,320,733

Security	Shares	Value
Consumer Finance — 1.4%
Discover Financial Services	350,000	$17,328,500

		$17,328,500

Diversified Financial Services — 4.2%
Bank of America Corp.	489,594	$7,148,072
Citigroup, Inc.(1)	355,000	18,509,700
JPMorgan Chase & Co.(1)	498,000	27,753,540

		$53,411,312

Diversified Telecommunication Services — 4.8%
Bezeq Israeli Telecommunication Corp., Ltd.	5,250,000	$8,480,473
BT Group PLC(1)	2,073,881	10,730,637
Deutsche Telekom AG	940,000	11,430,376
Nippon Telegraph & Telephone Corp.	195,000	9,837,839
Telenor ASA	740,000	16,388,549
Telstra Corp., Ltd.	900,000	4,032,625

		$60,900,499

Electric Utilities — 3.6%
Edison International	350,000	$17,447,500
SSE PLC	1,193,880	28,580,941

		$46,028,441

Electrical Equipment — 1.9%
Emerson Electric Co.	100,000	$6,137,000
Generac Holdings, Inc.	419,918	18,203,445

		$24,340,445

Electronic Equipment, Instruments & Components — 1.1%
Corning, Inc.	885,000	$13,443,150

		$13,443,150

Energy Equipment & Services — 1.3%
Schlumberger, Ltd.	200,000	$16,266,000

		$16,266,000

Food Products — 3.7%
Kraft Foods Group, Inc.	125,000	$7,072,500
Mondelez International, Inc., Class A(1)	675,000	21,107,250
Nestle SA(1)	110,000	7,445,086
Orkla ASA	1,520,000	11,739,039

		$47,363,875

Gas Utilities — 1.7%
Snam Rete Gas SpA	4,650,000	$21,976,159

		$21,976,159

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	200,000	$7,326,000
Covidien PLC	125,000	7,703,750

		$15,029,750

Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.(1)	168,000	$16,477,440

		$16,477,440

Security	Shares	Value
Household Products — 1.9%
Reckitt Benckiser Group PLC	100,000	$7,119,055
Svenska Cellulosa AB, Class B	634,286	16,778,582

		$23,897,637

Insurance — 5.0%
Aflac, Inc.(1)	215,000	$13,261,200
Allianz SE	18,000	2,804,965
AXA SA	850,000	18,735,205
MetLife, Inc.	210,000	10,168,200
Powszechny Zaklad Ubezpieczen SA	128,000	18,170,586

		$63,140,156

IT Services — 4.4%
Accenture PLC, Class A(1)	395,000	$29,154,950
International Business Machines Corp.(1)	138,000	26,915,520

		$56,070,470

Machinery — 1.8%
Deere & Co.(1)	275,000	$22,844,250
Invensys PLC	1	5

		$22,844,255

Media — 2.0%
Walt Disney Co. (The)(1)	300,000	$19,395,000
WPP PLC	350,000	6,318,932

		$25,713,932

Metals & Mining — 2.4%
KGHM Polska Miedz SA	860,000	$29,800,443

		$29,800,443

Multi-Utilities — 3.6%
National Grid PLC	2,230,000	$26,651,464
Sempra Energy(1)	215,000	18,840,450

		$45,491,914

Oil, Gas & Consumable Fuels — 8.7%
Chevron Corp.(1)	19,000	$2,391,910
ENI SpA(1)	975,000	21,534,944
Exxon Mobil Corp.	75,000	7,031,250
Marathon Oil Corp.	400,000	14,544,000
Occidental Petroleum Corp.(1)	297,000	26,447,850
Phillips 66(1)	317,500	19,526,250
Statoil ASA	312,845	6,790,811
Total SA	235,000	12,522,774

		$110,789,789

Pharmaceuticals — 7.8%
AstraZeneca PLC	210,000	$10,652,404
Merck & Co., Inc.	210,000	10,115,700
Pfizer, Inc.(1)	655,000	19,145,650
Roche Holding AG PC(1)	85,800	21,114,434
Sanofi(1)	300,000	31,405,113
Takeda Pharmaceutical Co., Ltd.	141,000	6,287,771

		$98,721,072

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.9%
AvalonBay Communities, Inc.(1)	82,322	$11,141,460

		$11,141,460

Road & Rail — 1.5%
Union Pacific Corp.	117,000	$18,555,030

		$18,555,030

Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc.(1)	235,000	$11,599,600

		$11,599,600

Software — 2.9%
Microsoft Corp.(1)	900,000	$28,647,000
Oracle Corp.	250,000	8,087,500

		$36,734,500

Specialty Retail — 3.2%
Home Depot, Inc. (The)	250,000	$19,757,500
Industria de Diseno Textil SA(1)	80,000	10,678,769
Kingfisher PLC	1,730,000	10,466,477

		$40,902,746

Textiles, Apparel & Luxury Goods — 0.9%
Adidas AG(1)	100,000	$11,146,492

		$11,146,492

Tobacco — 2.6%
British American Tobacco PLC	162,000	$8,642,177
Japan Tobacco, Inc.	325,000	11,346,019
Swedish Match AB	337,340	12,616,969

		$32,605,165

Trading Companies & Distributors — 0.4%
Mitsui & Co., Ltd.	380,000	$5,089,963

		$5,089,963

Wireless Telecommunication Services — 0.7%
Tele2 AB, Class B	720,000	$9,229,065

		$9,229,065

Total Common Stocks (identified cost $1,119,732,821)		$1,360,789,122

Preferred Stocks — 20.0%

Security	Shares	Value
Banks — 0.7%
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(3)(4)	9,897	$9,134,378

		$9,134,378

Capital Markets — 0.8%
Affiliated Managers Group, Inc., 6.375%	50,800	$1,270,635
Bank of New York Mellon Corp. (The), 5.20%	128,487	2,865,260
Goldman Sachs Group, Inc. (The), Series I, 5.95%	91,800	2,221,560
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	123,450	2,928,234

Security	Shares	Value
State Street Corp., Series C, 5.25%	34,256	$815,978

		$10,101,667

Commercial Banks — 7.2%
Barclays Bank PLC, 7.625%(1)	2,560	$2,591,556
Citigroup, Inc., Series B, 5.90% to 2/15/23(3)	3,340	3,361,228
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	51,100	5,274,481
Deutsche Bank Contingent Capital Trust III, 7.60%	109,856	2,928,761
Farm Credit Bank of Texas, 6.75% to 9/15/23(2)(3)(4)	7,600	761,900
Farm Credit Bank of Texas, Series 1, 10.00%(1)	4,453	5,353,341
First Republic Bank, Series B, 6.20%	48,000	1,203,000
First Tennessee Bank, 3.75%(4)(5)	2,570	1,938,744
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(1)(3)(4)	2,517	3,652,828
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(1)(3)	7,147	8,101,678
JPMorgan Chase & Co., Series O, 5.50%	125,773	2,896,552
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	1,510	1,429,244
KeyCorp, Series A, 7.75%	65,360	8,398,760
Landsbanki Islands HF, 7.431%(2)(4)(5)(6)(7)	14,850	0
Regions Financial Corp., Series A, 6.375%	304,700	7,504,761
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(3)	2,060	2,030,554
Royal Bank of Scotland Group PLC, Series T, 7.25%	69,005	1,556,753
Standard Chartered PLC, 7.014% to 7/30/37(1)(3)(4)	77.32	7,911,165
SunTrust Banks, Inc., Series E, 5.875%	206,600	4,876,276
Texas Capital Bancshares, Inc., 6.50%	147,850	3,606,283
Texas Capital Bancshares, Inc., Series A, 6.50%	25,800	634,422
Webster Financial Corp., Series E, 6.40%	103,265	2,567,323
Wells Fargo & Co., Series L, 7.50%	8,270	9,618,010
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	106,375	2,679,320

		$90,876,940

Consumer Finance — 1.1%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(3)	119,552	$3,109,846
Capital One Financial Corp., Series B, 6.00%	184,900	4,481,976
Discover Financial Services, Series B, 6.50%	235,600	5,899,778

		$13,491,600

Diversified Financial Services — 2.1%
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	2,480	$2,266,610
General Electric Capital Corp., Series A, 7.125% to 6/15/22(1)(3)	50.22	5,704,922
General Electric Capital Corp., Series B, 6.25% to 12/15/22(1)(3)	27.60	2,904,345
KKR Financial Holdings, LLC, Series A, 7.375%	207,500	5,221,219
RBS Capital Funding Trust VII, Series G, 6.08%	249,800	4,956,032
UBS AG, 7.625%(1)	5,100	5,864,710

		$26,917,838

Electric Utilities — 2.0%
Electricite de France SA, 5.25% to 1/29/23(1)(3)(4)	6,500	$6,228,915
Entergy Arkansas, Inc., 4.90%	52,980	1,087,229
Entergy Arkansas, Inc., 6.45%	54,000	1,363,500
Entergy Louisiana, LLC, 6.95%	2,855	289,872
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	60,500	1,416,081
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	84,855	1,808,472
Southern California Edison Co., Series D, 6.50%	48,760	5,156,370
Southern California Edison Co., Series E, 6.25% to 2/1/22(1)(3)	2,656	2,937,422
Virginia Electric and Power Co., 6.12%	47	4,806,147

		$25,094,008

Security	Shares	Value
Food Products — 0.9%
Dairy Farmers of America, 7.875%(4)	86,230	$9,253,557
Ocean Spray Cranberries, Inc., 6.25%(4)	18,430	1,667,340

		$10,920,897

Insurance — 1.7%
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(3)	38,700	$994,590
Aspen Insurance Holdings, Ltd., 7.25%	95,970	2,504,817
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(3)	47,350	1,261,878
Endurance Specialty Holdings, Ltd., Series B, 7.50%	98,835	2,611,221
Montpelier Re Holdings, Ltd., 8.875%	290,735	7,695,755
Prudential PLC, 6.50%(1)	6,611	6,705,941

		$21,774,202

Machinery — 0.5%
Stanley Black & Decker, Inc., 5.75%	274,918	$6,697,415

		$6,697,415

Multi-Utilities — 0.3%
DTE Energy Co., Series C, 5.25%	153,200	$3,575,688

		$3,575,688

Pipelines — 0.3%
NuStar Logistics LP, 7.625% to 1/15/18(3)	155,960	$4,114,459

		$4,114,459

Real Estate Investment Trusts (REITs) — 1.6%
Boston Properties, Inc., Series B, 5.25%	70,220	$1,709,857
CapLease, Inc., Series A, 8.125%	106,290	2,670,005
Cedar Realty Trust, Inc., Series B, 7.25%	103,900	2,607,890
Chesapeake Lodging Trust, Series A, 7.75%	112,990	2,868,816
DDR Corp., Series J, 6.50%	259,000	6,213,410
Sunstone Hotel Investors, Inc., Series D, 8.00%(1)	129,500	3,379,147
Taubman Centers, Inc., Series K, 6.25%	38,900	921,930

		$20,371,055

Telecommunications — 0.2%
Centaur Funding Corp., 9.08%(4)	2,292	$2,812,714

		$2,812,714

Thrifts & Mortgage Finance — 0.6%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(3)	2,545	$2,443,200
EverBank Financial Corp., Series A, 6.75%	206,800	5,011,798

		$7,454,998

Total Preferred Stocks (identified cost $258,742,816)		$253,337,859

Corporate Bonds & Notes — 5.2%

Security	Principal Amount (000’s omitted)	Value
Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$1,290	$1,193,250

		$1,193,250

Commercial Banks — 0.7%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(3)(4)	$1,200	$999,000

Security	Principal Amount (000’s omitted)	Value
Banco Industriale Comercial SA, 8.50%, 4/27/20(4)	$1,050	$619,500
Citigroup Capital III, 7.625%, 12/1/36	2,515	2,995,094
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(1)(3)(4)	3,153	3,929,426
Regions Bank, 6.45%, 6/26/37(1)	300	315,704
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	400	336,000

		$9,194,724

Diversified Financial Services — 0.6%
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(1)(3)	$1,600	$1,640,000
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(3)(4)	7,240	6,443,600

		$8,083,600

Diversified Telecommunication Services — 0.3%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$4,417	$4,322,392

		$4,322,392

Electric Utilities — 0.7%
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(1)(3)	$8,600	$8,951,207

		$8,951,207

Insurance — 2.1%
MetLife Capital Trust IV, 7.875%, 12/15/67(4)	$437	$517,845
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(1)(3)(8)	2,569	3,917,725
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(1)(3)(4)	2,115	2,133,506
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(1)(3)(4)	3,513	3,782,131
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/25/49(1)(3)(4)	4,758	5,007,795
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(1)(3)	10,964	10,826,950

		$26,185,952

Pipelines — 0.7%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(3)(4)	$3,016	$2,895,360
Energy Transfer Partners, LP, 3.29%, 11/1/66(4)(5)	3,324	3,016,530
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(1)(3)	2,920	3,090,335

		$9,002,225

Total Corporate Bonds & Notes (identified cost $60,387,174)		$66,933,350

Short-Term Investments — 1.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)	$13,750	$13,749,630

Total Short-Term Investments (identified cost $13,749,630)		$13,749,630

Total Investments — 133.7% (identified cost $1,452,612,441)		$1,694,809,961

Other Assets, Less Liabilities — (33.7)%		$(427,639,943)

Net Assets — 100.0%		$1,267,170,018

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2013, the aggregate value of these securities is $83,496,357 or 6.6% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2013.

(6)	Defaulted security.

(7)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(8)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2013 was $10,705.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.6%	$942,468,857
United Kingdom	7.6	128,897,020
France	7.0	119,285,283
Japan	5.2	87,971,755
Poland	4.6	78,262,954
Switzerland	3.2	53,727,743
Italy	3.1	52,013,664
Norway	2.5	41,688,987
Sweden	2.3	38,624,616
Germany	2.1	35,454,012
Netherlands	1.4	23,698,612
Belgium	1.2	20,386,196
Bermuda	0.9	15,068,261
Australia	0.8	13,947,595
Cayman Islands	0.8	13,639,664
Spain	0.6	10,678,769
Israel	0.5	8,480,473
Ireland	0.4	7,703,750
Brazil	0.1	1,618,500
China	0.1	1,193,250
Iceland	0.0	0

Total Investments	100.0%	$1,694,809,961

A summary of open financial instruments at July 31, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
8/30/13	Euro 18,614,947	United States Dollar 24,682,117	Citibank NA	$(84,555)
8/30/13	Euro 18,614,947	United States Dollar 24,689,619	Standard Chartered Bank	(77,053)
8/30/13	Euro 18,614,947	United States Dollar 24,691,536	State Street Bank and Trust Co.	(75,136)
8/30/13	Japanese Yen 3,896,200,000	United States Dollar 39,795,395	Standard Chartered Bank	(4,019)

				$(240,763)

Purchases

Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Depreciation
8/30/13	British Pound Sterling 3,041,164	United States Dollar 4,665,888	Citibank NA	$(40,447)
8/30/13	British Pound Sterling 3,041,164	United States Dollar 4,665,313	Standard Chartered Bank	(39,872)
8/30/13	British Pound Sterling 3,041,164	United States Dollar 4,665,632	State Street Bank and Trust Co.	(40,192)

				$(120,511)

At July 31, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts as a substitute for the purchase of securities or currencies.

At July 31, 2013, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $361,274.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,454,237,684

Gross unrealized appreciation	$279,010,689
Gross unrealized depreciation	(38,438,412)

Net unrealized appreciation	$240,572,277

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Consumer Discretionary	$55,629,940	$67,205,677	$—	$122,835,617
Consumer Staples	28,179,750	96,073,123	—	124,252,873
Energy	86,207,260	40,848,529	—	127,055,789
Financials	182,256,381	160,781,762	—	343,038,143
Health Care	44,291,100	69,459,722	—	113,750,822
Industrials	103,081,425	24,410,701	—	127,492,126
Information Technology	128,067,720	—	—	128,067,720
Materials	50,797,332	39,872,622	—	90,669,954
Telecommunication Services	4,032,625	66,096,939	—	70,129,564
Utilities	36,287,950	77,208,564	—	113,496,514
Total Common Stocks	$718,831,483	$641,957,639 **	$—	$1,360,789,122
Preferred Stocks
Consumer Staples	$—	$10,920,897	$—	$10,920,897
Energy	—	4,114,459	—	4,114,459
Financials	83,867,228	116,255,450	0	200,122,678
Industrials	—	6,697,415	—	6,697,415
Telecommunication Services	—	2,812,714	—	2,812,714
Utilities	3,575,688	25,094,008	—	28,669,696
Total Preferred Stocks	$87,442,916	$165,894,943	$0	$253,337,859
Corporate Bonds & Notes	$—	$66,933,350	$—	$66,933,350
Short-Term Investments	—	13,749,630	—	13,749,630
Total Investments	$806,274,399	$888,535,562	$0	$1,694,809,961

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(361,274)	$—	$(361,274)
Total	$—	$(361,274)	$—	$(361,274)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2013 is not presented. At July 31, 2013, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	September 23, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2013